Provisions and contingencies - Narrative (Details) - GBP (£) £ in Thousands	Oct. 31, 2018	Jan. 31, 2018
OUI Agreement
Disclosure of other provisions [line items]
Funding liability, initial period		£ 4,600
The School Of Pharmacy, University Of London
Disclosure of other provisions [line items]
Financial liabilities		1,000
Discuva Limited
Disclosure of other provisions [line items]
Contingent liabilities, discount factor	13.00%
Contingent liabilities recognised as of acquisition date	£ 1,608	£ 1,500